Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

5.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at December 31, 2020. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. The Company's related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

The Company entered into a ten-year agreement with a Fresenius SE Company for the manufacturing of infusion bags. In order to establish the new production line, the Company purchased machinery from the Fresenius SE Company in the amount of €206,  €7,183 and €4,497 during the year ended December 31, 2020, 2019 and 2018, respectively.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd. Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €302,092 of pharmaceuticals, of which €296,647 is committed at December 31, 2020 for 2021. The terms of these agreements run up to four years.

Under the CMS Comprehensive ESRD Care Model, the Company and participating physicians formed entities known as ESCOs as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESRD patients while lowering CMS's costs. The Company has entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees.

Below is a summary, including the Company’s receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	2020		2019		2018		December 31, 2020		December 31, 2019
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	250	29,174	153	29,114	445	24,456	251	3,655	35	360
Fresenius SE affiliates	4,708	102,323	4,420	105,832	3,819	101,590	824	7,944	2,003	6,416
Equity method investees	19,730	—	49,052	—	58,362	—	74,935	—	68,300	—
Total	24,688	131,497	53,625	134,946	62,626	126,046	76,010	11,599	70,338	6,776

Products
Fresenius SE	—	—	3	—	—	—	—	—	—	—
Fresenius SE affiliates	41,180	44,164	44,771	37,279	33,564	39,181	10,330	5,732	16,803	3,405
Equity method investees	—	474,100	—	469,474	—	399,667	—	57,207	—	36,262
Total	41,180	518,264	44,774	506,753	33,564	438,848	10,330	62,939	16,803	39,667
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,368 and €8,352 at December 31, 2020 and 2019.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with the Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2029.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	2020			2019			2018
		Interest	Lease		Interest	Lease	Lease	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	income	expense
Fresenius SE	7,925	740	2,452	4,580	501	4,005	—	8,745
Fresenius SE affiliates	13,236	1,272	572	12,589	1,396	452	—	15,852
Total	21,161	2,012	3,024	17,169	1,897	4,457	—	24,597
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.

Lease agreements with related parties

in € THOUS

	December 31, 2020		December 31, 2019
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	58,073	58,610	30,336	30,820
Fresenius SE affiliates	80,188	81,410	91,879	92,126
Total	138,261	140,020	122,215	122,946

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2020 and December 31, 2019, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €1,037 and €71,078, respectively. As of December 31, 2020, the Company did not have accounts payable to Fresenius SE related to short-term financing. As of December 31, 2019, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €38,050. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due on August 20, 2021 with an interest rate of 0.825%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2021 with an interest rate of 1.025%.

At December 31, 2019, a subsidiary of Fresenius SE held unsecured bonds issued by the Company in the amount of €1,000. At December 31, 2020, the subsidiary of Fresenius SE held the unsecured bonds issued by the Company in the amount of €1,000.  These bonds were issued in 2011 with  a coupon of 5.25% and interest payable semiannually until maturity in 2021. For further information on these bonds, see note 14.

At December 31, 2020 and December 31, 2019, the Company borrowed from Fresenius SE in the amount of €13,320 at an interest rate of 0.825% and €18,865 on an unsecured basis at an interest rate of 0.930%, respectively. For further information on this loan agreement, see note 13.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €33,284,  €23,905 and €14,612, respectively, for its management services during 2020, 2019 and 2018 and included an annual fee of €120 as compensation for assuming liability as general partner. The annual fee is set at 4% of the amount of the General Partner's share capital (€3,000 as of December 31, 2020). As of December 31, 2020 and December 31, 2019, the Company had accounts receivable from the General Partner in the amount of €4,061 and €977, respectively. As of December 31, 2020 and December 31, 2019, the Company had accounts payable to the General Partner in the amount of €20,863 and €34,170, respectively.

For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 28.